Employee benefit plans - Components of net periodic benefit cost (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Defined benefit pension plans
Net periodic benefit costs	€ 147,332	€ 134,572	€ 120,997
Defined Benefit Pension Plans
Defined benefit pension plans
Service cost	28,607	23,777	22,782
Net interest cost	11,087	16,333	15,418
Net periodic benefit costs	€ 39,694	€ 40,110	€ 38,200